Group entities (Tables)	12 Months Ended
Dec. 31, 2025
Interests in Other Entities [Abstract]
Disclosure of interests in subsidiaries

	Country of incorporation	Consolidation method	Ownership interest
			December 31, 2025	December 31, 2024	December 31, 2023
Parent
CMB.TECH NV	Belgium	full	100.00%	100.00%	100.00%
Euronav NV, Antwerp, Geneva branch
CMB.TECH NV, Foreign branch

Subsidiaries
Euronav Shipping NV	Belgium	full	100.00%	100.00%	100.00%
Euronav (UK) Agencies Limited	United Kingdom	full	100.00%	100.00%	100.00%
Euronav Luxembourg SA	Luxembourg	full	100.00%	100.00%	100.00%
Euronav SAS	France	full	100.00%	100.00%	100.00%
Euronav Ship Management SAS	France	full	100.00%	100.00%	100.00%
Euronav Ship Management Antwerp (branch office)
Euronav Ship Management Ltd	Liberia	full	NA	NA	100.00%
Euronav Ship Management Hellas (branch office)
Euronav Hong Kong Ltd	Hong Kong	full	100.00%	100.00%	100.00%
Euro-Ocean Ship Management (Cyprus) Ltd	Cyprus	full	100.00%	100.00%	100.00%
Euronav Singapore Pte. Ltd	Singapore	full	100.00%	100.00%	100.00%
Green Bulker One Pte Ltd.	Singapore	full	100.00%	100.00%	NA
Green Bulker Two Pte Ltd.	Singapore	full	100.00%	100.00%	NA
Green Bulker Three Pte Ltd.	Singapore	full	100.00%	100.00%	NA
Euronav MI II Inc	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Subsidiary II Inc.	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Subsidiary New IV Inc.	Marshall Islands	full	NA	NA	100.00%
Gener8 Maritime Management LLC	Marshall Islands	full	NA	NA	100.00%
TI Africa Ltd	Hong Kong	full	100.00%	100.00%	100.00%
TI Asia Ltd	Hong Kong	full	100.00%	100.00%	100.00%
CMB TECH Namibia (Pty) Ltd	Namibia	full	100.00%	100.00%	NA
CMB.TECH Namibia Properties (Pty) Ltd	Namibia	full	100.00%	100.00%	NA
CMB.TECH Belgium NV	Belgium	full	100.00%	100.00%	NA
CMB.TECH Industry NV	Belgium	full	100.00%	100.00%	NA
CMB.TECH International NV	Belgium	full	100.00%	100.00%	NA
CMB.TECH Netherlands BV	Netherlands	full	100.00%	100.00%	NA
CMB.TECH Enterprises NV	Belgium	full	100.00%	100.00%	NA
CMB.TECH Technology and development centre Limited	United Kingdom	full	100.00%	100.00%	NA
CTV Crewing Services Limited	United Kingdom	full	100.00%	100.00%	NA
H2 Infra NV	Belgium	full	100.00%	100.00%	NA
Ammonia Carrier AS	Norway	full	100.00%	100.00%	NA
Windcat Workboats (Ireland) Limited	Ireland	full	100.00%	100.00%	NA
Windcat Workboats (Scotland) Limited	United Kingdom	full	100.00%	100.00%	NA
Windcat Workboats (Wales) CYF	United Kingdom	full	100.00%	100.00%	NA
Windcat Workboats 2 Ltd	Guernsey	full	100.00%	100.00%	NA
Windcat Workboats BV	Netherlands	full	100.00%	100.00%	NA
Windcat Workboats Holdings Limited	United Kingdom	full	100.00%	100.00%	NA
Windcat Workboats International BV	Netherlands	full	100.00%	100.00%	NA

Windcat Workboats International Ltd	Guernsey	full	100.00%	100.00%	NA
Windcat Workboats Limited	United Kingdom	full	100.00%	100.00%	NA
CMB.TECH Bermuda Ltd.	Bermuda	full	100.00%	NA	NA
Golden Ocean Group Management (Bermuda) Ltd.	Bermuda	full	100.00%	NA	NA
CMB.TECH Norway AS	Norway	full	100.00%	NA	NA
Golden Ocean Trading Ltd.	Bermuda	full	100.00%	NA	NA
Golden Ocean Shipping Co Pte Ltd.	Singapore	full	100.00%	NA	NA
Vessel owning entities	Bermuda	full	100.00%	NA	NA
Golden Ocean Holdings Ltd.	Bermuda	full	100.00%	NA	NA

Joint ventures
Tankers Agencies (UK) Ltd	United Kingdom	equity	50.00%	50.00%	50.00%
Tankers International LLC	Marshall Islands	equity	50.00%	50.00%	50.00%
Bari Shipholding Ltd	Hong Kong	equity	50.00%	50.00%	50.00%
Bastia Shipholding Ltd	Hong Kong	equity	NA	NA	50.00%
be Hydro BV	Belgium	equity	50.00%	50.00%	NA
Cleanergy Solutions (Namibia) (Pty) Ltd	Namibia	equity	49.00%	49.00%	NA
FRS Windcat Offshore Logistics GmbH	Germany	equity	50.00%	50.00%	NA
FRS Windcat Offshore Logistics Limited	Cyprus	equity	50.00%	50.00%	NA
FRS Windcat Polska Sp.z.o.o	Poland	equity	50.00%	50.00%	NA
JPN H2YDRO CO. Ltd	Japan	equity	50.00%	50.00%	NA
TSM Windcat sas	France	equity	50.00%	50.00%	NA
United Freight Carriers LLC	Bermuda	equity	50.00%	NA	NA

Associates
TFG Marine Pte Ltd.	Singapore	equity	10.00%	NA	NA

Disclosure of joint ventures

	Country of incorporation	Consolidation method	Ownership interest
			December 31, 2025	December 31, 2024	December 31, 2023
Parent
CMB.TECH NV	Belgium	full	100.00%	100.00%	100.00%
Euronav NV, Antwerp, Geneva branch
CMB.TECH NV, Foreign branch

Subsidiaries
Euronav Shipping NV	Belgium	full	100.00%	100.00%	100.00%
Euronav (UK) Agencies Limited	United Kingdom	full	100.00%	100.00%	100.00%
Euronav Luxembourg SA	Luxembourg	full	100.00%	100.00%	100.00%
Euronav SAS	France	full	100.00%	100.00%	100.00%
Euronav Ship Management SAS	France	full	100.00%	100.00%	100.00%
Euronav Ship Management Antwerp (branch office)
Euronav Ship Management Ltd	Liberia	full	NA	NA	100.00%
Euronav Ship Management Hellas (branch office)
Euronav Hong Kong Ltd	Hong Kong	full	100.00%	100.00%	100.00%
Euro-Ocean Ship Management (Cyprus) Ltd	Cyprus	full	100.00%	100.00%	100.00%
Euronav Singapore Pte. Ltd	Singapore	full	100.00%	100.00%	100.00%
Green Bulker One Pte Ltd.	Singapore	full	100.00%	100.00%	NA
Green Bulker Two Pte Ltd.	Singapore	full	100.00%	100.00%	NA
Green Bulker Three Pte Ltd.	Singapore	full	100.00%	100.00%	NA
Euronav MI II Inc	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Subsidiary II Inc.	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Subsidiary New IV Inc.	Marshall Islands	full	NA	NA	100.00%
Gener8 Maritime Management LLC	Marshall Islands	full	NA	NA	100.00%
TI Africa Ltd	Hong Kong	full	100.00%	100.00%	100.00%
TI Asia Ltd	Hong Kong	full	100.00%	100.00%	100.00%
CMB TECH Namibia (Pty) Ltd	Namibia	full	100.00%	100.00%	NA
CMB.TECH Namibia Properties (Pty) Ltd	Namibia	full	100.00%	100.00%	NA
CMB.TECH Belgium NV	Belgium	full	100.00%	100.00%	NA
CMB.TECH Industry NV	Belgium	full	100.00%	100.00%	NA
CMB.TECH International NV	Belgium	full	100.00%	100.00%	NA
CMB.TECH Netherlands BV	Netherlands	full	100.00%	100.00%	NA
CMB.TECH Enterprises NV	Belgium	full	100.00%	100.00%	NA
CMB.TECH Technology and development centre Limited	United Kingdom	full	100.00%	100.00%	NA
CTV Crewing Services Limited	United Kingdom	full	100.00%	100.00%	NA
H2 Infra NV	Belgium	full	100.00%	100.00%	NA
Ammonia Carrier AS	Norway	full	100.00%	100.00%	NA
Windcat Workboats (Ireland) Limited	Ireland	full	100.00%	100.00%	NA
Windcat Workboats (Scotland) Limited	United Kingdom	full	100.00%	100.00%	NA
Windcat Workboats (Wales) CYF	United Kingdom	full	100.00%	100.00%	NA
Windcat Workboats 2 Ltd	Guernsey	full	100.00%	100.00%	NA
Windcat Workboats BV	Netherlands	full	100.00%	100.00%	NA
Windcat Workboats Holdings Limited	United Kingdom	full	100.00%	100.00%	NA
Windcat Workboats International BV	Netherlands	full	100.00%	100.00%	NA

Windcat Workboats International Ltd	Guernsey	full	100.00%	100.00%	NA
Windcat Workboats Limited	United Kingdom	full	100.00%	100.00%	NA
CMB.TECH Bermuda Ltd.	Bermuda	full	100.00%	NA	NA
Golden Ocean Group Management (Bermuda) Ltd.	Bermuda	full	100.00%	NA	NA
CMB.TECH Norway AS	Norway	full	100.00%	NA	NA
Golden Ocean Trading Ltd.	Bermuda	full	100.00%	NA	NA
Golden Ocean Shipping Co Pte Ltd.	Singapore	full	100.00%	NA	NA
Vessel owning entities	Bermuda	full	100.00%	NA	NA
Golden Ocean Holdings Ltd.	Bermuda	full	100.00%	NA	NA

Joint ventures
Tankers Agencies (UK) Ltd	United Kingdom	equity	50.00%	50.00%	50.00%
Tankers International LLC	Marshall Islands	equity	50.00%	50.00%	50.00%
Bari Shipholding Ltd	Hong Kong	equity	50.00%	50.00%	50.00%
Bastia Shipholding Ltd	Hong Kong	equity	NA	NA	50.00%
be Hydro BV	Belgium	equity	50.00%	50.00%	NA
Cleanergy Solutions (Namibia) (Pty) Ltd	Namibia	equity	49.00%	49.00%	NA
FRS Windcat Offshore Logistics GmbH	Germany	equity	50.00%	50.00%	NA
FRS Windcat Offshore Logistics Limited	Cyprus	equity	50.00%	50.00%	NA
FRS Windcat Polska Sp.z.o.o	Poland	equity	50.00%	50.00%	NA
JPN H2YDRO CO. Ltd	Japan	equity	50.00%	50.00%	NA
TSM Windcat sas	France	equity	50.00%	50.00%	NA
United Freight Carriers LLC	Bermuda	equity	50.00%	NA	NA

Associates
TFG Marine Pte Ltd.	Singapore	equity	10.00%	NA	NA

Disclosure of interests in associates

	Country of incorporation	Consolidation method	Ownership interest
			December 31, 2025	December 31, 2024	December 31, 2023
Parent
CMB.TECH NV	Belgium	full	100.00%	100.00%	100.00%
Euronav NV, Antwerp, Geneva branch
CMB.TECH NV, Foreign branch

Subsidiaries
Euronav Shipping NV	Belgium	full	100.00%	100.00%	100.00%
Euronav (UK) Agencies Limited	United Kingdom	full	100.00%	100.00%	100.00%
Euronav Luxembourg SA	Luxembourg	full	100.00%	100.00%	100.00%
Euronav SAS	France	full	100.00%	100.00%	100.00%
Euronav Ship Management SAS	France	full	100.00%	100.00%	100.00%
Euronav Ship Management Antwerp (branch office)
Euronav Ship Management Ltd	Liberia	full	NA	NA	100.00%
Euronav Ship Management Hellas (branch office)
Euronav Hong Kong Ltd	Hong Kong	full	100.00%	100.00%	100.00%
Euro-Ocean Ship Management (Cyprus) Ltd	Cyprus	full	100.00%	100.00%	100.00%
Euronav Singapore Pte. Ltd	Singapore	full	100.00%	100.00%	100.00%
Green Bulker One Pte Ltd.	Singapore	full	100.00%	100.00%	NA
Green Bulker Two Pte Ltd.	Singapore	full	100.00%	100.00%	NA
Green Bulker Three Pte Ltd.	Singapore	full	100.00%	100.00%	NA
Euronav MI II Inc	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Subsidiary II Inc.	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Subsidiary New IV Inc.	Marshall Islands	full	NA	NA	100.00%
Gener8 Maritime Management LLC	Marshall Islands	full	NA	NA	100.00%
TI Africa Ltd	Hong Kong	full	100.00%	100.00%	100.00%
TI Asia Ltd	Hong Kong	full	100.00%	100.00%	100.00%
CMB TECH Namibia (Pty) Ltd	Namibia	full	100.00%	100.00%	NA
CMB.TECH Namibia Properties (Pty) Ltd	Namibia	full	100.00%	100.00%	NA
CMB.TECH Belgium NV	Belgium	full	100.00%	100.00%	NA
CMB.TECH Industry NV	Belgium	full	100.00%	100.00%	NA
CMB.TECH International NV	Belgium	full	100.00%	100.00%	NA
CMB.TECH Netherlands BV	Netherlands	full	100.00%	100.00%	NA
CMB.TECH Enterprises NV	Belgium	full	100.00%	100.00%	NA
CMB.TECH Technology and development centre Limited	United Kingdom	full	100.00%	100.00%	NA
CTV Crewing Services Limited	United Kingdom	full	100.00%	100.00%	NA
H2 Infra NV	Belgium	full	100.00%	100.00%	NA
Ammonia Carrier AS	Norway	full	100.00%	100.00%	NA
Windcat Workboats (Ireland) Limited	Ireland	full	100.00%	100.00%	NA
Windcat Workboats (Scotland) Limited	United Kingdom	full	100.00%	100.00%	NA
Windcat Workboats (Wales) CYF	United Kingdom	full	100.00%	100.00%	NA
Windcat Workboats 2 Ltd	Guernsey	full	100.00%	100.00%	NA
Windcat Workboats BV	Netherlands	full	100.00%	100.00%	NA
Windcat Workboats Holdings Limited	United Kingdom	full	100.00%	100.00%	NA
Windcat Workboats International BV	Netherlands	full	100.00%	100.00%	NA

Windcat Workboats International Ltd	Guernsey	full	100.00%	100.00%	NA
Windcat Workboats Limited	United Kingdom	full	100.00%	100.00%	NA
CMB.TECH Bermuda Ltd.	Bermuda	full	100.00%	NA	NA
Golden Ocean Group Management (Bermuda) Ltd.	Bermuda	full	100.00%	NA	NA
CMB.TECH Norway AS	Norway	full	100.00%	NA	NA
Golden Ocean Trading Ltd.	Bermuda	full	100.00%	NA	NA
Golden Ocean Shipping Co Pte Ltd.	Singapore	full	100.00%	NA	NA
Vessel owning entities	Bermuda	full	100.00%	NA	NA
Golden Ocean Holdings Ltd.	Bermuda	full	100.00%	NA	NA

Joint ventures
Tankers Agencies (UK) Ltd	United Kingdom	equity	50.00%	50.00%	50.00%
Tankers International LLC	Marshall Islands	equity	50.00%	50.00%	50.00%
Bari Shipholding Ltd	Hong Kong	equity	50.00%	50.00%	50.00%
Bastia Shipholding Ltd	Hong Kong	equity	NA	NA	50.00%
be Hydro BV	Belgium	equity	50.00%	50.00%	NA
Cleanergy Solutions (Namibia) (Pty) Ltd	Namibia	equity	49.00%	49.00%	NA
FRS Windcat Offshore Logistics GmbH	Germany	equity	50.00%	50.00%	NA
FRS Windcat Offshore Logistics Limited	Cyprus	equity	50.00%	50.00%	NA
FRS Windcat Polska Sp.z.o.o	Poland	equity	50.00%	50.00%	NA
JPN H2YDRO CO. Ltd	Japan	equity	50.00%	50.00%	NA
TSM Windcat sas	France	equity	50.00%	50.00%	NA
United Freight Carriers LLC	Bermuda	equity	50.00%	NA	NA

Associates
TFG Marine Pte Ltd.	Singapore	equity	10.00%	NA	NA

(in thousands of USD)	December 31, 2025
Business Combinations	6,322
Group's share of profit (loss) for the period	773
Carrying amount of interest at the end of the period	7,095